(Loss)/Income Per Share (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jan. 27, 2023	May 31, 2022
(Loss)/Income per share [Line Items]
Ordinary shares issued				700,000,000	54,642,638
Ordinary shares outstanding					47,812,308
Preferred shares issued					100,843,631
Preferred shares to redemption value (in Yuan Renminbi)			¥ 22,655
Vested shares	3,092,516	3,318,369	2,276,065
Preferred Stock [Member]
(Loss)/Income per share [Line Items]
Weighted average shares		58,295,907	100,843,631
Share-Based Payment Arrangement, Option [Member]
(Loss)/Income per share [Line Items]
Weighted average shares		14,040,780	13,021,497
Restricted Stock [Member]
(Loss)/Income per share [Line Items]
Weighted average shares		814,341	7,647,753